PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Buildings	Leasehold Improvements	Furniture, fixture and equipment	Computer Equipment	Vehicles	Assets under Construction	Total
	(US$’000)
Cost
At July 1, 2019	74,077	17,318	19,775	42,984	759	2,781	157,694
Additions	12,288	1,638	5,704	6,775	393	741	27,539
Transfer from CWIP	-	1,128	710	943	-	(2,781)	-
Foreign exchange movements	358	43	221	71	(64)	-	629
Disposal	(3,058)	-	-	(170)	(62)	-	(3,290)
At June 30, 2020	83,665	20,127	26,410	50,603	1,026	741	182,572

Accumulated depreciation
At July 1, 2019	10,422	12,674	14,329	37,451	509	-	75,385
Charge for the year	12,149	2,418	3,085	5,279	169	-	23,100
Disposal	(434)	-	-	(19)	(48)	-	(501)
At June 30, 2020	22,137	15,092	17,414	42,711	630	-	97,984

Net book value
At June 30, 2020	61,528	5,035	8,996	7,892	396	741	84,588
At June 30, 2019	63,655	4,644	5,446	5,533	250	2,781	82,309

Cost
At July 1, 2018	641	16,585	18,456	39,617	310	33	75,642
Adoption of IFRS 16	52,910	-	-	623	200	-	53,733
At July 1, 2018 - restated	53,551	16,585	18,456	40,240	510	33	129,375
Additions	30,925	1,101	2,453	4,034	356	2,781	41,650
Transfer from CWIP	-	-	-	33	-	(33)	-
Foreign exchange movements	(1,599)	(64)	(219)	(456)	(35)	-	(2,373)
Disposal of subsidiary	(8,800)	(301)	(910)	(865)	(10)	-	(10,886)
Disposal	-	(3)	(5)	(2)	(62)	-	(72)
At June 30, 2019	74,077	17,318	19,775	42,984	759	2,781	157,694

Accumulated depreciation
At July 1, 2018	225	10,750	12,267	33,226	275	-	56,743
Disposal of subsidiary	(609)	(56)	(349)	(418)	(4)	-	(1,436)
Charge for the year	10,806	1,980	2,411	4,643	238	-	20,078
At June 30, 2019	10,422	12,674	14,329	37,451	509	-	75,385

Net book value
At June 30, 2019	63,655	4,644	5,446	5,533	250	2,781	82,309
At June 30, 2018	416	5,835	6,189	6,391	35	33	18,899

Depreciation rate	10.00% or lease term	20.00% to 33.33% or lease term	20.00% to 33.33% or lease term	33.33% or lease term	20.00% or lease term

Depreciation Charge
Depreciation charge for the years ended June 30, 2020, 2019 and 2018 comprise of:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Depreciation from continuing operations	23,100	19,173	9,910
Depreciation from discontinued operations	-	905	222
Total	23,100	20,078	10,132

Right of Use Assets
6.1.	Right of use assets comprise of:

	Building	Leasehold Improvements	Furniture, fixture and equipment	Computer Equipment	Vehicles	Assets under Construction	Total
	(US$’000)
Right-of-use assets
Balance at July 1, 2019	63,357	321	1,320	913	282	1,488	67,681
Transfer from CWIP	-	388	703	397	-	(1,488)	-
Additions	12,288	1,474	4,900	2,835	309	-	21,806
Disposal - net of depreciation	(2,624)	-	-	(151)	(5)	-	(2,780)
Foreign exchange movements	323	34	121	28	(9)	-	497
Depreciation charge for the year	(12,068)	(710)	(1,959)	(1,061)	(163)	-	(15,961)
Balance at June 30, 2020	61,276	1,507	5,085	2,961	414	-	71,243

Balance at July 1, 2018
Reclassification from prior finance leases at initial adoption	-	367	2,800	376	4	-	3,547
Recognized at initial adoption	52,910	-	-	623	200	-	53,733
Total	52,910	367	2,800	999	204	-	57,280
Additions	30,925	98	107	506	224	1,488	33,348
Disposal - net of depreciation	(8,191)	-	(225)	(65)	-	-	(8,481)
Foreign exchange movements	(1,572)	12	70	(131)	(27)	-	(1,648)
Depreciation charge for the year	(10,715)	(156)	(1,432)	(396)	(119)	-	(12,818)
Balance at June 30, 2019	63,357	321	1,320	913	282	1,488	67,681

Lease Liabilities
6.2.	Lease liabilities:

	June 30, 2020	June 30, 2019
	(US$’000)	(US$’000)
Lease liabilities included in statement of financial position as of	74,712	69,234
Current	12,668	10,632
Non Current	62,044	58,602